Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2019
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

NOTE N. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table presents the company’s intangible asset balances by major asset class.

($ in millions)	Gross Carrying	Accumulated	Net Carrying
At December 31, 2019:*	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,749	$(743)	$1,006
Client relationships	8,921	(1,433)	7,488
Completed technology	6,261	(1,400)	4,861
Patents/trademarks	2,301	(445)	1,856
Other**	56	(31)	24
Total	$19,287	$(4,052)	$15,235

($ in millions)	Gross Carrying	Accumulated	Net Carrying
At December 31, 2018:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,568	$(629)	$939
Client relationships	2,068	(1,123)	945
Completed technology	2,156	(1,296)	860
Patents/trademarks	641	(330)	311
Other**	56	(23)	32
Total	$6,489	$(3,402)	$3,087

*   Amounts as of December 31, 2019 include a decrease of $42 million in net intangible asset balances due to foreign currency translation. There was no foreign currency impact on net intangible assets for the year ended December 31, 2018.

** Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets increased $12,147 million during the year ended December 31, 2019, primarily due to the acquisition of Red Hat and additions resulting from capitalized software, partially offset by intangible asset amortization. Intangible assets of $13,472 million generated from the acquisition of Red Hat were allocated to the segments as follows:

($ in millions)	Intangible Assets
Segment	Allocated*
Cloud & Cognitive Software	$10,729
Global Technology Services	1,819
Global Business Services	617
Systems	306
Total	$13,472

* For additional information on the acquisition of Red Hat, refer to note E, “Acquisitions & Divestitures.”

There was no impairment of intangible assets recorded in 2019 and 2018. The aggregate intangible amortization expense was $1,850 million and $1,353 million for the years ended December 31, 2019 and 2018, respectively. In addition, in 2019 and 2018, respectively, the company retired $946 million and $1,469 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount. In 2019, the company divested select intangible assets with a gross carrying amount of $335 million and $260 million of accumulated amortization.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2019:

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2020	$529	$1,855	$2,384
2021	352	1,747	2,099
2022	123	1,684	1,808
2023	1	1,371	1,372
2024	0	1,322	1,322
Thereafter	—	6,250	6,250

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2019 and 2018, are as follows:

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
($ in millions)	January 1,	Goodwill	Price		and Other	December 31,
Segment	2019	Additions	Adjustments	Divestitures	Adjustments**	2019
Cloud & Cognitive Software	$24,594	$18,399	$133	$(131)	$41	$43,037
Global Business Services	4,711	1,059	1	(1)	5	5,775
Global Technology Services	3,988	3,119	—	—	34	7,141
Systems	1,847	525	(110)	—	7	2,270
Other—divested businesses	1,126	—	—	(1,126)	—	—
Total	$36,265	$23,102	$24	$(1,257)	$87	$58,222

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
($ in millions)	January 1,	Goodwill	Price		and Other	December 31,
Segment	2018	Additions	Adjustments	Divestitures	Adjustments**	2018
Cloud & Cognitive Software*	$24,973	$9	$0	$(1)	$(388)	$24,594
Global Business Services*	4,782	24	(3)	—	(92)	4,711
Global Technology Services*	4,044	—	0	—	(56)	3,988
Systems	1,862	—	0	—	(15)	1,847
Other—divested businesses*	1,127	1	0	0	(2)	1,126
Total	$36,788	$34	$(3)	$(1)	$(553)	$36,265

*   Recast to conform to 2019 presentation.

** Primarily driven by foreign currency translation.

Goodwill additions recorded during 2019 were related to the acquisition of Red Hat in the third quarter of 2019. For additional information on this transaction and related purchase price adjustments, refer to note E, “Acquisitions & Divestitures.”

There were no goodwill impairment losses recorded during 2019 or 2018 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2019 and 2018 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2019 and 2018 were not material.